UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-1976

Sequoia Fund Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY                                10153
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

Robert D. Goldfarb
c/o Sequoia Fund Inc. 767 Fifth Avenue, Suite 4701 New York, NY  10153
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-686-6884
                                                    ------------

Date of fiscal year end:  December  31, 2004
                          ------------------

Date of reporting period: September 30, 2004
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                                   SEQUOIA FUND, INC.
                               STATEMENT OF INVESTMENTS
                            SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS (93.37%)


Shares                                                           Value (a)
------                                                      --------------
              AUTO & HOME SUPPLY STORES (2.23%)
   627,658    Autozone Inc. (c) . . . . . . . . . . . . . . $   48,486,581
   917,344    O'Reilly Automotive Inc. (c) . . . . . . . . .    35,125,102
                                                            --------------
                                                                83,611,683
                                                            --------------

              BANK HOLDING COMPANIES (9.06%)
 6,845,968    Fifth Third Bancorp .. . . . . . . . . . . . .   336,958,545
    60,146    Mercantile Bankshares Corporation  . . . . . .     2,884,602
                                                            --------------
                                                               339,843,147
                                                            --------------

              BUILDING MATERIALS (3.42%)
 2,224,609    Fastenal Company . . . . . . . . . . . . . . .   128,137,478
                                                            --------------

              COMPUTER PROGRAMMING (1.52%)
 2,254,077    GTECH Holdings Corp.  . . . . . . . . . . . .     57,073,230
                                                            --------------

              CHEMICAL DIAGNOSTIC SUBSTANCES (1.12%)
   824,794    Idexx Laboratories Inc. (c) . . . . . . . . .     41,850,048
                                                            --------------

              DIVERSIFIED COMPANIES (35.71%)
    15,448    Berkshire Hathaway Inc. Class A (c)  . . . . . 1,338,569,200
       130    Berkshire Hathaway Inc. Class B (c). . . . . .       373,230
                                                            --------------
                                                             1,338,942,430
                                                            --------------

              ENGINEERING SERVICES (1.73%)
 1,697,513    Jacobs Engineering Group Inc. (c) . . . . . .     64,997,773
                                                            --------------

              FREIGHT TRANSPORTATION (2.69%)
 1,948,936    Expeditors International Inc.  . . . . . . . .   100,759,991
                                                            --------------

              HOME FURNISHINGS (1.76%)
 1,897,312    Ethan Allen Interiors, Inc. (b) . . . . . . .     65,931,592
                                                            --------------

              INSURANCE AGENTS & BROKERS (1.90%)
 1,558,924    Brown & Brown Inc.. . . . . . . . . . . . . .     71,242,827
                                                            --------------

              CASUALTY INSURANCE (12.95%)
 5,730,879    Progressive Corporation. . . . . . . . . . . .   485,691,995
                                                            --------------

              MANUFACTURING (0.51%)
   321,695    Harley Davidson, Inc. . . . . . . . . . . . .     19,121,551
                                                            --------------

              MEDICAL & HOSPITAL EQUIPMENT (0.13%)
    64,806    Patterson Companies Inc. (c) . . . . . . . . .     4,961,547
                                                            --------------

              TEXTILE - CARPETS (7.48%)
 3,533,947    Mohawk Industries Inc. (b)(c)  . . . . . . . .   280,560,052
                                                            --------------

              PROCESS CONTROL INSTRUMENTS (0.57%)
   414,593    Danaher Corporation . . . . . . . . . . . . .     21,260,329
                                                            --------------

              RETAILING (10.59%)
    42,958    Costco Wholesale Corporation . . . . . . . . .     1,785,334
    99,475    Petsmart Inc. . . . . . . . . . . . . . . . .      2,824,095
 1,257,597    Tiffany & Company . . . . . . . . . . . . . .     38,658,532
12,317,002    TJX Companies, Inc. . . . . . . . . . . . . .    271,466,724
 2,288,068    Walgreen Company . . . . . . . . . . . . . . .    81,981,476
                                                            --------------
                                                               396,716,161
                                                            --------------

                                                            --------------
              TOTAL COMMON STOCKS . . . . . . . . . . . . . $3,500,701,834
                                                            --------------


Principal
 Amount
------------
              U.S. GOVERNMENT OBLIGATIONS (6.54%)
$246,000,000  U.S. Treasury Bill due 11/26/04 . .  . . . . .$ 245,418,347
                                                            -------------

              TOTAL U.S. GOVERNMENT OBLIGATIONS  . . . . . .$ 245,418,347
                                                            -------------

              Common Stocks (93.37%)                       $3,500,701,834
              U.S. Government Obligations (6.54%)             245,418,347
              Net Cash & Receivables (0.09%)                    3,824,766

              Net Assets   . . . . . . . . . . . . . . . . $3,749,944,947
              Number of Shares Outstanding   . . . . . . .     25,239,363
              Net Asset Value Per Share  . .. . . . . . . .       $148.58

(a) Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

(b) Affiliated Companies: Investment in portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as affiliated companies.

(c) Non-income producing.

ITEM 2. CONTROLS AND PROCEDURES


(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Sequoia Fund Inc.

By:   /s/ Robert D. Goldfard
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert D. Goldfard
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: November 29, 2004


By:   /s/ Joseph Quinones, Jr.
      ------------------------
      Joseph Quinones, Jr.
      Vice President, Secretary & Treasurer

Date: November 29, 2004